Financial Risk Management - Average Exchange Rates Applied during Reporting Periods (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,165.46	1,100.21	1,131.08
Reporting date spot rate	1,157.80	1,118.10
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	10.70	9.96	10.09
Reporting date spot rate	10.63	10.13
CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	168.56	166.41	167.52
Reporting date spot rate	165.74	162.76
TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	37.74	36.51	37.16
Reporting date spot rate	38.48	36.58
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,304.52	1,298.53	1,277.01
Reporting date spot rate	1,297.43	1,279.16
PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	303.62	304.87	299.98
Reporting date spot rate	304.87	297.33
VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	0.0502	0.0478	0.0498
Reporting date spot rate	0.0500	0.0482